Income taxes - Disclosure of income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ 230,872	$ 163,144
Federal investment tax credits	2,315	1,926
SRED amounts	5,537	$ 3,732
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	3,294
Federal investment tax credits	30
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	2,341
Federal investment tax credits	50
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	1,786
Federal investment tax credits	280
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	7,425
Federal investment tax credits	184
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	5,325
Federal investment tax credits	75
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	13,032
Federal investment tax credits	131
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	18,749
Federal investment tax credits	203
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	21,140
Federal investment tax credits	206
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	42,230
Federal investment tax credits	353
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	47,735
Federal investment tax credits	414
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	67,815
Federal investment tax credits	$ 389